Superior
                                  Performance

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                                    +86.66%
                            CUMULATIVE TOTAL RETURNS
                            ------------------------

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                                    +35.43%
                            SINCE INCEPTION 10/17/94
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                     AVERAGE ANNUAL RETURNS AS OF 11/08/96

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                                    +28.79%
                                    ONE YEAR
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Portfolio  Manager Art Bonnel  prefers to stay far away from the  whisperings of
Wall Street. Two thousand, two hundred and ninety four miles to be exact. From his office in Reno, Art focuses on finding stocks with growth potential. To learn more about his fund's investment strategy...

                             THE BONNEL GROWTH FUND

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                          Call 1-800-557-2297, ext. 620

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Past  performance  does not guarantee  future  results.  Investment  returns and principal  value  will  fluctuate.  You may have a gain or a loss  when you sell
shares.   For  more   information,   including   charges  and   expenses,   call
1-800-4-BONNEL. Please read the prospectus carefully before investing.